Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 30, 2020
Entity Registrant Name	MAINSTAY FUNDS TRUST
Entity Central Index Key	0001469192
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 30, 2020
Document Effective Date	Jun. 30, 2020
Prospectus Date	Feb. 28, 2020
MainStay Epoch U.S. All Cap Fund | Class R6
Prospectus:
Trading Symbol	MAWDX
MainStay Epoch U.S. All Cap Fund | Class I
Prospectus:
Trading Symbol	MATIX
MainStay Epoch U.S. All Cap Fund | Class C
Prospectus:
Trading Symbol	MAWCX
MainStay Epoch U.S. All Cap Fund | Class B
Prospectus:
Trading Symbol	MAWBX
MainStay Epoch U.S. All Cap Fund | Class A
Prospectus:
Trading Symbol	MAAAX
MainStay Epoch U.S. All Cap Fund | Investor Class
Prospectus:
Trading Symbol	MAWNX
MainStay Epoch U.S. Equity Yield Fund | Class R6
Prospectus:
Trading Symbol	EPLDX
MainStay Epoch U.S. Equity Yield Fund | Class R3
Prospectus:
Trading Symbol	EPLTX
MainStay Epoch U.S. Equity Yield Fund | Class R2
Prospectus:
Trading Symbol	EPLSX
MainStay Epoch U.S. Equity Yield Fund | Class R1
Prospectus:
Trading Symbol	EPLRX
MainStay Epoch U.S. Equity Yield Fund | Class B
Prospectus:
Trading Symbol	EPLBX
MainStay Epoch U.S. Equity Yield Fund | Class I
Prospectus:
Trading Symbol	EPLCX
MainStay Epoch U.S. Equity Yield Fund | Class C
Prospectus:
Trading Symbol	EPLKX
MainStay Epoch U.S. Equity Yield Fund | Class A
Prospectus:
Trading Symbol	EPLPX
MainStay Epoch U.S. Equity Yield Fund | Investor Class
Prospectus:
Trading Symbol	EPLIX
MainStay MacKay Growth Fund | Class R6
Prospectus:
Trading Symbol	KLGDX
MainStay MacKay Growth Fund | Investor Class
Prospectus:
Trading Symbol	KLGNX
MainStay MacKay Growth Fund | Class R2
Prospectus:
Trading Symbol	KLGRX
MainStay MacKay Growth Fund | Class I
Prospectus:
Trading Symbol	KLGIX
MainStay MacKay Growth Fund | Class C
Prospectus:
Trading Symbol	KLGCX
MainStay MacKay Growth Fund | Class B
Prospectus:
Trading Symbol	KLGBX
MainStay MacKay Growth Fund | Class A
Prospectus:
Trading Symbol	KLGAX
MainStay MacKay S&P 500 Index Fund | Class R6
Prospectus:
Trading Symbol	MYIDX
MainStay MacKay S&P 500 Index Fund | Class I
Prospectus:
Trading Symbol	MSPIX
MainStay MacKay S&P 500 Index Fund | Class A
Prospectus:
Trading Symbol	MSXAX
MainStay MacKay S&P 500 Index Fund | Investor Class
Prospectus:
Trading Symbol	MYSPX
MainStay MacKay Small Cap Core Fund | Class R6
Prospectus:
Trading Symbol	MOPDX
MainStay MacKay Small Cap Core Fund | Class R3
Prospectus:
Trading Symbol	MOVRX
MainStay MacKay Small Cap Core Fund | Class R2
Prospectus:
Trading Symbol	MOTRX
MainStay MacKay Small Cap Core Fund | Class R1
Prospectus:
Trading Symbol	MOPRX
MainStay MacKay Small Cap Core Fund | Class A
Prospectus:
Trading Symbol	MOPAX
MainStay MacKay Small Cap Core Fund | Investor Class
Prospectus:
Trading Symbol	MOINX
MainStay MacKay Small Cap Core Fund | Class I
Prospectus:
Trading Symbol	MOPIX
MainStay MacKay Small Cap Core Fund | Class C
Prospectus:
Trading Symbol	MOPCX
MainStay MacKay Small Cap Core Fund | Class B
Prospectus:
Trading Symbol	MOTBX
MainStay MacKay U.S. Equity Opportunities Fund | Class R6
Prospectus:
Trading Symbol	MYCDX
MainStay MacKay U.S. Equity Opportunities Fund | Class I
Prospectus:
Trading Symbol	MYCIX
MainStay MacKay U.S. Equity Opportunities Fund | Class C
Prospectus:
Trading Symbol	MYCCX
MainStay MacKay U.S. Equity Opportunities Fund | Class A
Prospectus:
Trading Symbol	MYCTX
MainStay MacKay U.S. Equity Opportunities Fund | Investor Class
Prospectus:
Trading Symbol	MYCNX
MainStay Epoch International Choice Fund | Class R6
Prospectus:
Trading Symbol	ICEDX
MainStay Epoch International Choice Fund | Class R3
Prospectus:
Trading Symbol	ICEZX
MainStay Epoch International Choice Fund | Class R2
Prospectus:
Trading Symbol	ICEYX
MainStay Epoch International Choice Fund | Class R1
Prospectus:
Trading Symbol	ICETX
MainStay Epoch International Choice Fund | Class I
Prospectus:
Trading Symbol	ICEUX
MainStay Epoch International Choice Fund | Class C
Prospectus:
Trading Symbol	ICEWX
MainStay Epoch International Choice Fund | Class A
Prospectus:
Trading Symbol	ICEVX
MainStay Epoch International Choice Fund | Investor Class
Prospectus:
Trading Symbol	ICELX
MainStay MacKay International Opportunities Fund | Class R6
Prospectus:
Trading Symbol	MYTDX
MainStay MacKay International Opportunities Fund | Class I
Prospectus:
Trading Symbol	MYIIX
MainStay MacKay International Opportunities Fund | Class C
Prospectus:
Trading Symbol	MYICX
MainStay MacKay International Opportunities Fund | Class A
Prospectus:
Trading Symbol	MYITX
MainStay MacKay International Opportunities Fund | Investor Class
Prospectus:
Trading Symbol	MYINX
MainStay Epoch Capital Growth Fund | Class R6
Prospectus:
Trading Symbol	MECYX
MainStay Epoch Capital Growth Fund | Investor Class
Prospectus:
Trading Symbol	MECVX
MainStay Epoch Capital Growth Fund | Class I
Prospectus:
Trading Symbol	MECFX
MainStay Epoch Capital Growth Fund | Class C
Prospectus:
Trading Symbol	MECEX
MainStay Epoch Capital Growth Fund | Class A
Prospectus:
Trading Symbol	MECDX
MainStay Epoch Global Equity Yield Fund | Class R3
Prospectus:
Trading Symbol	EPSHX
MainStay Epoch Global Equity Yield Fund | Class R2
Prospectus:
Trading Symbol	EPSZX
MainStay Epoch Global Equity Yield Fund | Class R6
Prospectus:
Trading Symbol	EPSRX
MainStay Epoch Global Equity Yield Fund | Investor Class
Prospectus:
Trading Symbol	EPSIX
MainStay Epoch Global Equity Yield Fund | Class I
Prospectus:
Trading Symbol	EPSYX
MainStay Epoch Global Equity Yield Fund | Class C
Prospectus:
Trading Symbol	EPSKX
MainStay Epoch Global Equity Yield Fund | Class A
Prospectus:
Trading Symbol	EPSPX
MainStay Candriam Emerging Markets Equity Fund | Investor Class
Prospectus:
Trading Symbol	MCYVX
MainStay Candriam Emerging Markets Equity Fund | Class R6
Prospectus:
Trading Symbol	MCYSX
MainStay Candriam Emerging Markets Equity Fund | Class I
Prospectus:
Trading Symbol	MCYIX
MainStay Candriam Emerging Markets Equity Fund | Class C
Prospectus:
Trading Symbol	MCYCX
MainStay Candriam Emerging Markets Equity Fund | Class A
Prospectus:
Trading Symbol	MCYAX
MainStay Floating Rate Fund | Class R6
Prospectus:
Trading Symbol	MXFEX
MainStay Floating Rate Fund | Class R3
Prospectus:
Trading Symbol	MXFHX
MainStay Floating Rate Fund | Class I
Prospectus:
Trading Symbol	MXFIX
MainStay Floating Rate Fund | Class C
Prospectus:
Trading Symbol	MXFCX
MainStay Floating Rate Fund | Class B
Prospectus:
Trading Symbol	MXFBX
MainStay Floating Rate Fund | Class A
Prospectus:
Trading Symbol	MXFAX
MainStay Floating Rate Fund | Investor Class
Prospectus:
Trading Symbol	MXFNX
MainStay MacKay Short Duration High Yield Fund | Class R6
Prospectus:
Trading Symbol	MDHEX
MainStay MacKay Short Duration High Yield Fund | Class R3
Prospectus:
Trading Symbol	MDHTX
MainStay MacKay Short Duration High Yield Fund | Investor Class
Prospectus:
Trading Symbol	MDHVX
MainStay MacKay Short Duration High Yield Fund | Class R2
Prospectus:
Trading Symbol	MDHRX
MainStay MacKay Short Duration High Yield Fund | Class I
Prospectus:
Trading Symbol	MDHIX
MainStay MacKay Short Duration High Yield Fund | Class C
Prospectus:
Trading Symbol	MDHCX
MainStay MacKay Short Duration High Yield Fund | Class A
Prospectus:
Trading Symbol	MDHAX
MainStay MacKay Total Return Bond Fund | Class R3
Prospectus:
Trading Symbol	MTRVX
MainStay MacKay Total Return Bond Fund | Class R6
Prospectus:
Trading Symbol	MTRDX
MainStay MacKay Total Return Bond Fund | Class R2
Prospectus:
Trading Symbol	MTRTX
MainStay MacKay Total Return Bond Fund | Class R1
Prospectus:
Trading Symbol	MTMRX
MainStay MacKay Total Return Bond Fund | Class I
Prospectus:
Trading Symbol	MTMIX
MainStay MacKay Total Return Bond Fund | Class C
Prospectus:
Trading Symbol	MTMCX
MainStay MacKay Total Return Bond Fund | Class B
Prospectus:
Trading Symbol	MTMBX
MainStay MacKay Total Return Bond Fund | Class A
Prospectus:
Trading Symbol	MTMAX
MainStay MacKay Total Return Bond Fund | Investor Class
Prospectus:
Trading Symbol	MTMNX
MainStay Short Term Bond Fund | Class R6
Prospectus:
Trading Symbol	MIXDX
MainStay Short Term Bond Fund | Class A
Prospectus:
Trading Symbol	MIXAX
MainStay Short Term Bond Fund | Investor Class
Prospectus:
Trading Symbol	MIXNX
MainStay Short Term Bond Fund | Class I
Prospectus:
Trading Symbol	MIXIX
MainStay MacKay California Tax Free Opportunities Fund | Class R6
Prospectus:
Trading Symbol	MSODX
MainStay MacKay California Tax Free Opportunities Fund | Investor Class
Prospectus:
Trading Symbol	MSCVX
MainStay MacKay California Tax Free Opportunities Fund | Class I
Prospectus:
Trading Symbol	MCOIX
MainStay MacKay California Tax Free Opportunities Fund | Class C
Prospectus:
Trading Symbol	MSCCX
MainStay MacKay California Tax Free Opportunities Fund | Class A
Prospectus:
Trading Symbol	MSCAX
MainStay MacKay High Yield Municipal Bond Fund | Class R6
Prospectus:
Trading Symbol	MMHEX
MainStay MacKay High Yield Municipal Bond Fund | Class I
Prospectus:
Trading Symbol	MMHIX
MainStay MacKay High Yield Municipal Bond Fund | Class C
Prospectus:
Trading Symbol	MMHDX
MainStay MacKay High Yield Municipal Bond Fund | Class A
Prospectus:
Trading Symbol	MMHAX
MainStay MacKay High Yield Municipal Bond Fund | Investor Class
Prospectus:
Trading Symbol	MMHVX
MainStay MacKay New York Tax Free Opportunities Fund | Class R6
Prospectus:
Trading Symbol	MNODX
MainStay MacKay New York Tax Free Opportunities Fund | Investor Class
Prospectus:
Trading Symbol	MNOVX
MainStay MacKay New York Tax Free Opportunities Fund | Class I
Prospectus:
Trading Symbol	MNOIX
MainStay MacKay New York Tax Free Opportunities Fund | Class C
Prospectus:
Trading Symbol	MNOCX
MainStay MacKay New York Tax Free Opportunities Fund | Class A
Prospectus:
Trading Symbol	MNOAX
MainStay Balanced Fund | Class R6
Prospectus:
Trading Symbol	MBERX
MainStay Balanced Fund | Investor Class
Prospectus:
Trading Symbol	MBINX
MainStay Balanced Fund | Class R3
Prospectus:
Trading Symbol	MBDRX
MainStay Balanced Fund | Class R2
Prospectus:
Trading Symbol	MBCRX
MainStay Balanced Fund | Class R1
Prospectus:
Trading Symbol	MBNRX
MainStay Balanced Fund | Class I
Prospectus:
Trading Symbol	MBAIX
MainStay Balanced Fund | Class C
Prospectus:
Trading Symbol	MBACX
MainStay Balanced Fund | Class B
Prospectus:
Trading Symbol	MBNBX
MainStay Balanced Fund | Class A
Prospectus:
Trading Symbol	MBNAX
MainStay Conservative Allocation Fund | Class R2
Prospectus:
Trading Symbol	MCKKX
MainStay Conservative Allocation Fund | Class R3
Prospectus:
Trading Symbol	MCKRX
MainStay Conservative Allocation Fund | Class I
Prospectus:
Trading Symbol	MCKIX
MainStay Conservative Allocation Fund | Class C
Prospectus:
Trading Symbol	MCKCX
MainStay Conservative Allocation Fund | Class B
Prospectus:
Trading Symbol	MCKBX
MainStay Conservative Allocation Fund | Class A
Prospectus:
Trading Symbol	MCKAX
MainStay Conservative Allocation Fund | Investor Class
Prospectus:
Trading Symbol	MCKNX
MainStay Moderate Allocation Fund | Class R2
Prospectus:
Trading Symbol	MMRKX
MainStay Moderate Allocation Fund | Class R3
Prospectus:
Trading Symbol	MMRHX
MainStay Moderate Allocation Fund | Class I
Prospectus:
Trading Symbol	MMRIX
MainStay Moderate Allocation Fund | Class C
Prospectus:
Trading Symbol	MMRCX
MainStay Moderate Allocation Fund | Class B
Prospectus:
Trading Symbol	MMRBX
MainStay Moderate Allocation Fund | Class A
Prospectus:
Trading Symbol	MMRAX
MainStay Moderate Allocation Fund | Investor Class
Prospectus:
Trading Symbol	MMRDX
MainStay Moderate Growth Allocation Fund | Class R1
Prospectus:
Trading Symbol	MGDJX
MainStay Moderate Growth Allocation Fund | Class R2
Prospectus:
Trading Symbol	MGDKX
MainStay Moderate Growth Allocation Fund | Class R3
Prospectus:
Trading Symbol	MGDRX
MainStay Moderate Growth Allocation Fund | Class I
Prospectus:
Trading Symbol	MGDIX
MainStay Moderate Growth Allocation Fund | Class C
Prospectus:
Trading Symbol	MGDCX
MainStay Moderate Growth Allocation Fund | Class B
Prospectus:
Trading Symbol	MGDBX
MainStay Moderate Growth Allocation Fund | Class A
Prospectus:
Trading Symbol	MGDAX
MainStay Moderate Growth Allocation Fund | Investor Class
Prospectus:
Trading Symbol	MGDNX
MainStay Growth Allocation Fund | Class R3
Prospectus:
Trading Symbol	MGXRX
MainStay Growth Allocation Fund | Class I
Prospectus:
Trading Symbol	MGXIX
MainStay Growth Allocation Fund | Class C
Prospectus:
Trading Symbol	MGXCX
MainStay Growth Allocation Fund | Class B
Prospectus:
Trading Symbol	MGXBX
MainStay Growth Allocation Fund | Class A
Prospectus:
Trading Symbol	MGXAX
MainStay Growth Allocation Fund | Investor Class
Prospectus:
Trading Symbol	MGXNX
MainStay CBRE Global Infrastructure Fund | Class A
Prospectus:
Trading Symbol	VCRAX
MainStay CBRE Global Infrastructure Fund | Investor Class
Prospectus:
Trading Symbol	VCRVX
MainStay CBRE Global Infrastructure Fund | Class R6
Prospectus:
Trading Symbol	VCRQX
MainStay CBRE Global Infrastructure Fund | Class I
Prospectus:
Trading Symbol	VCRIX
MainStay CBRE Global Infrastructure Fund | Class C
Prospectus:
Trading Symbol	VCRCX
MainStay CBRE Real Estate Fund | Class A
Prospectus:
Trading Symbol	CLARX
MainStay CBRE Real Estate Fund | Class R6
Prospectus:
Trading Symbol	VREQX
MainStay CBRE Real Estate Fund | Class R3
Prospectus:
Trading Symbol	CRWRX
MainStay CBRE Real Estate Fund | Class I
Prospectus:
Trading Symbol	CRARX
MainStay CBRE Real Estate Fund | Investor Class
Prospectus:
Trading Symbol	CRVRX
MainStay CBRE Real Estate Fund | Class C
Prospectus:
Trading Symbol	CRCRX
MainStay Cushing MLP Premier Fund | Class R6
Prospectus:
Trading Symbol	CSHDX
MainStay Cushing MLP Premier Fund | Investor Class
Prospectus:
Trading Symbol	CSHNX
MainStay Cushing MLP Premier Fund | Class I
Prospectus:
Trading Symbol	CSHZX
MainStay Cushing MLP Premier Fund | Class C
Prospectus:
Trading Symbol	CSHCX
MainStay Cushing MLP Premier Fund | Class A
Prospectus:
Trading Symbol	CSHAX
MainStay MacKay Intermediate Tax Free Bond Fund | Class C
Prospectus:
Trading Symbol	MTFFX
MainStay MacKay Intermediate Tax Free Bond Fund | Class I
Prospectus:
Trading Symbol	MTFGX
MainStay MacKay Intermediate Tax Free Bond Fund | Class A
Prospectus:
Trading Symbol	MTFDX
MainStay MacKay Intermediate Tax Free Bond Fund | Investor Class
Prospectus:
Trading Symbol	MTFEX
MainStay MacKay Intermediate Tax Free Bond Fund | Class R6
Prospectus:
Trading Symbol	MTFHX
MainStay MacKay Short Term Municipal Fund | Class R6
Prospectus:
Trading Symbol	MSTEX
MainStay MacKay Short Term Municipal Fund | Class I
Prospectus:
Trading Symbol	MSTIX
MainStay MacKay Short Term Municipal Fund | Class A
Prospectus:
Trading Symbol	MSTAX
MainStay MacKay Short Term Municipal Fund | Investor Class
Prospectus:
Trading Symbol	MYTBX